NEWBUILDINGS	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
NEWBUILDINGS
NEWBUILDINGS

Movements in the six months ended June 30, 2018 may be summarized as follows;

(in thousands of $)
Balance at December 31, 2017	79,602
Additions, net	202,220
Interest capitalized	576
Transfer to Vessels and Equipment, net	(231,861)
Balance at June 30, 2018	50,537

In the first quarter of 2018, the Company took delivery of the VLCC newbuildings, Front Empire and Front Princess, and the LR2/Aframax tanker newbuilding, Front Polaris.

As of June 30, 2018, the Company's newbuilding program comprised two VLCC newbuildings.